Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 150	$ 150
UNITED STATES
Total	150	150
UNITED STATES | Internal Revenue Service [Member]
Total	$ 150	$ 150